Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Components of the Income Tax (Benefit) Expense from Continuing Operations	The components of the income tax (benefit) expense from continuing operations are:
	Years Ended September 30,
	2021	2022	2023
Current	$68,650	$658	$58,239
Deferred	(488,055)	526,461	(120,686)
Total income tax (benefit) expense	$(419,405)	$527,119	$(62,447)

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	Years Ended September 30,
	2021	2022	2023
Net loss before income tax (benefit) expense	$(3,796,645)	$(6,860,106)	$(7,321,333)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(949,161)	(1,715,027)	(1,830,333)

Effect of income tax rate differences in jurisdictions other than the PRC	123,889	362,253	563,279
Expenses not deductible for tax purpose and non-taxable income	6,856	53,798	277,404
Additional deduction of R&D expenses	-	-	(50,958)
Effect of preferential tax rates	-	-	21,922
Effect on valuation allowance	399,011	1,826,095	956,239
Income tax (benefit) expense	$(419,405)	$527,119	$(62,447)

Schedule of Deferred Tax Asset and Liability	The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability as of September 30, 2022 and 2023 was as follows:
	As of September 30,
	2022	2023
Deferred tax assets:
Tax loss carry forwards	$1,799,474	$1,633,668
Bad debt allowance	207,650	111,559
Reserve for inventory	62,932	11,320
Advertising expense	147,968	29,710
Less: valuation allowance	(2,172,738)	(1,625,432)
Deferred tax assets, net	$45,286	$160,825

Schedule of Valuation Allowance for Deferred Tax Assets	The movement of valuation allowance for deferred tax assets is as follows:
	Years Ended September 30,
	2021	2022	2023
Beginning balance of fiscal year	$11,585	$416,883	$2,172,738
Addition	399,011	1,826,095	1,178,597
Utilization of tax loss carried forward			(222,358)
Reversal due to disposal of Tianjin Dilang and Tianjin Jiahao	-	-	(1,453,300)
Exchange rate effect	6,287	(70,240)	(50,245)
Ending balance of fiscal year	$416,883	$2,172,738	$1,625,432

Schedule of Net Operating Loss CarryForwards	As of September 30, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:
Years ending September 30,	Amount
2024	$169,487
2025	237,905
2026	3,397,900
2027	3,392,604
2028	3,440,553
2029	-
2030	-
2031	-
2032	-
2033	120,311
Total	$10,758,760